Note 7 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deposits [Table Text Block]
	December 31, 2012			December 31, 2011
	Weighted Average Rate	Balance	Percentage of Deposits	Weighted Average Rate	Balance	Percentage of Deposits

Demand	0.00%	$48,862,874	9.8%	0.00%	$56,315,467	11.6%
NOW	0.41%	86,422,323	17.3%	0.56%	81,804,342	16.9%
Money market	0.63%	191,054,957	38.2%	0.77%	169,759,166	35.0%
Savings	0.14%	23,659,368	4.7%	0.44%	21,295,855	4.4%
	0.45%	349,999,522	70.0%	0.56%	329,174,830	67.9%
Certificates:
0% - 1.99%	0.93%	139,257,653	27.9%	1.08%	127,813,801	26.4%
2.00% - 3.99%	2.59%	7,049,432	1.4%	2.88%	15,059,924	3.1%
4.00% - 6.00%	5.03%	3,708,108	0.7%	5.05%	12,535,110	2.6%
	1.11%	150,015,193	30.0%	1.57%	155,408,835	32.1%
Total Deposits	0.65%	$500,014,715	100.0%	0.89%	$484,583,665	100.0%

Summary of Certificates of Deposits by Maturity [Table Text Block]
2013	$90,458,398
2014	32,391,050
2015	14,397,163
2016	7,192,495
2017	5,067,428
Thereafter	508,659
$150,015,193

Summary of Interest Expense on Deposits [Table Text Block]
	Years ended December 31,
	2012	2011	2010

NOW and Money Market accounts	$2,011,796	$2,580,341	$3,968,205
Savings accounts	80,968	118,432	140,382
Certificate accounts	1,999,060	3,099,265	5,536,701
Early withdrawal penalties	(15,630)	(19,775)	(17,155)
	$4,076,194	$5,778,263	$9,628,133